ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 53.0%	Shares	Value
Asset Management & Custody Banks - 5.8%
Galaxy Digital Holdings Ltd.(a)	16,872	$197,079

Broadline Retail - 3.1%
MercadoLibre, Inc.(a)	63	103,534

Diversified Banks - 2.9%
NU Holdings Ltd. - Class A(a)	7,559	97,436

Financial Exchanges & Data - 15.8%
Coinbase Global, Inc. - Class A(a)	2,390	531,130

Internet Services & Infrastructure - 6.3%
Shopify, Inc. - Class A(a)	3,233	213,540

Investment Banking & Brokerage - 5.8%
Robinhood Markets, Inc. - Class A(a)	8,633	196,055

Transaction & Payment Processing Services - 13.3%
Block, Inc.(a)	5,373	346,505
PayPal Holdings, Inc.(a)	1,734	100,624
		447,129
TOTAL COMMON STOCKS (Cost $1,535,584)		1,785,903

EXCHANGE TRADED FUNDS - 46.6%
ARK 21Shares Active Bitcoin Futures Strategy ETF(b)(e)	16,242	911,790
ARK 21Shares Active Ethereum Futures Strategy ETF(e)	16,638	655,978
TOTAL EXCHANGE TRADED FUNDS (Cost $1,464,912)		1,567,768

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(c)	11,940	11,940
TOTAL SHORT-TERM INVESTMENTS (Cost $11,940)		11,940

TOTAL INVESTMENTS - 100.0% (Cost $3,012,436)		$3,365,611
Liabilities in Excess of Other Assets - (0.0%)(d)		(1,552)
TOTAL NET ASSETS - 100.0%		$3,364,059

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.
(e)	Affiliated Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARK 21SHARES ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,785,903	$—	$—	$1,785,903
Exchange Traded Funds	1,567,768	—	—	1,567,768
Money Market Funds	11,940	—	—	11,940
Total Investments in Securities	$3,365,611	$—	$—	$3,365,611
Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2024:

	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF	Total
Value, Beginning of Period	$—	$—	$—
Purchases	1,394,368	845,733	2,240,101
Proceeds from Sales	(690,557)	(307,972)	(998,529)
Net Realized Gains (Losses)	152,098	71,242	223,340
Change in Unrealized Appreciation (Depreciation)	55,881	46,975	102,856
Value, End of Period	$911,790	$655,978	$1,567,768
Dividend Income	19,139	10,023	29,162

Shares, Beginning of Period	—	—
Number of Shares Purchased	28,906	23,567
Number of Shares Sold	(12,664)	(6,929)
Shares, End of Period	16,242	16,638
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